Deferred revenue and deferred platform commission fees (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Ifrs Statement [Line Items]
Revenue	$ 125,766	$ 109,644	$ 251,837	$ 196,333
Long-term deferred revenue	110,981		$ 110,981		$ 128,074
Player lifespan for hero wars			26 months	23 months	25 months
Player lifespan for other games			14 months	25 months	25 months
Revenues Other Than Platform Commission
Ifrs Statement [Line Items]
Revenue			$ 180,322	$ 139,792
Long-term deferred revenue	166,948	211,514	166,948	211,514
Platform Commission
Ifrs Statement [Line Items]
Revenue			64,080	41,724
Long-term deferred revenue	$ 52,987	$ 57,389	$ 52,987	$ 57,389